UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Technology Leaders Fund

Semiannual Report
4.30.07

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 3

Notes to financial
statements
page 2 0

For more information
page 3 2

CEO corner

To Our Shareholders,

The U.S. financial markets produced solid results over the last six months. Positive economic news, stronger than expected corporate earnings and increased merger and acquisitions activity served to overcome concerns about inflation, energy costs and the troubled subprime mortgage market’s potential to put the brakes on the economy. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in late February, the broad stock market returned 8.60% for the six months ended April 30, 2007. The Dow Jones Industrial Average punched through the 13,000 mark for the first time in April and posted a string of new highs as the period ended.

After a remarkably long period of calm, the financial markets were rocked at the end of February by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. It also shook investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

Although the downturn lasted for less than a month before positive news stopped the fall, it was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s recent moves, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon, not a sprint, approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks capital appreciation by normally investing at least 80% of its assets in companies that the manager believes are, or have the potential to be, technology leaders.

Over the last six months

► Technology stocks posted solid gains for the period, although they lagged the broader equity market.

► The Fund had positive results, but underperformed its benchmarks, primarily due to unfavorable stock selection.

► Earnings were a key driver of tech stock returns; the stocks of companies that surprised on the upside performed well, while those that disappointed generally declined.

Top 10 holdings

Hewlett-Packard Co.	8.0%	BEA Systems, Inc.	3.6%

Microsoft Corp.	5.4%	Comverse Technology, Inc.	3.5%

Cisco Systems, Inc.	5.4%	Apple Computer, Inc.	3.3%

NDS Group Plc	4.5%	RF Micro Devices, Inc.	3.3%

EMC Corp.	3.6%	Google, Inc.	2.9%

As a percentage of net assets on April 30, 2007.

Manager’s report

John Hancock

Technology Leaders Fund

Like the stock market overall, technology stocks were on a roller coaster ride during much of the six-month period ended April 30, 2007. Tech stocks got off to a decent start in the final two months of 2006, amid growing optimism that inflation was in check, the Federal Reserve Board was done raising interest rates and that the economy, while slowing, would sidestep a recession. Until the final weeks of February, major stock market averages continued to advance and set several new record highs, bolstered by hopes that the Fed would cut interest rates amid declines in oil prices and a downturn in the housing market.

In late February, stocks plunged in a sell-off that was precipitated by a warning about a possible recession from former Fed Chairman Alan Greenspan and a sell-off in the Chinese stock market. And despite diminished hopes of an interest rate cut as inflationary pressures seemingly mounted, stocks resumed their climb in March and April, with strong corporate earnings reports continuing to be the main driver.

Performance

For the six months ended April 30, 2007, John Hancock Technology Leaders Fund’s Class A, Class B, Class C and Class I shares posted total returns of 4.33%, 3.85%, 4.06% and 4.61%, respectively, at net asset value. During the same six-month period, the Fund’s old benchmark index, the NASDAQ 100 Stock Index returned 8.10% . Going forward,

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE. . . AND WHAT’S BEHIND THE NUMBERS

Force Protection	▲	New orders for blast-resistant military vehicles boost price

BEA Systems	▼	Results below expectations in increasingly competitive environment

Rackable Systems	▼	Concerns over intensified competition

2

Portfolio Manager, MFC Global Investment Management (U.S.), LLC
Thomas P. Norton, CFA

the Fund will compare itself to the Russell 3000 Technology Index, which, in addition to the Standard & Poor’s 500 Index, more accurately reflects the investment universe of the Fund. It returned 7.41% in the period, while the average Morningstar, Inc. specialty-technology fund returned 8.28% 1 and the Standard & Poor’s 500 Index returned 8.60% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all  distributions. See pages six and seven for historical performance results.

“Like the stock market overall,
technology stocks were on a
roller coaster ride during much of
the six-month period…”

Investment process refinements

Beginning in early 2007, we instituted significant enhancements to our investment processes, incorporating both quantitative and fundamental tools to help guide our stock selection. We believe these changes will provide us with a more disciplined and consistent approach to portfolio management and ultimately could lead to more advantageous security selection over the longer term. During this six-month period, however, the main detractor from our performance relative to the index was stock selection.

Laggards

Leading the list of our most disappointing performers was Rackable Systems, which provides servers to companies such as Amazon.com, Yahoo! and Microsoft. Its stock lost considerable ground when the company did not meet consensus earnings estimates, due in large measure to brutal competition from bigger tech companies like Dell and IBM and the ensuing pressure for Rackable Systems to cut its prices. Given our view that competitive pressures will continue to trouble Rackable Systems, we eliminated our position in the company. We also lost ground with BEA Systems, Inc. The company makes service-oriented architecture software,

Technology Leaders Fund

3

which enables customers to link different types of computer hardware and software together. Shares of BEA fell as its financial results fell short of expectations as competition heated up.

Our holdings in iRobot Corp. also worked against us. The company, best known for a robot household vacuum called the Roomba, also provides robots to military customers, including PackBots, which perform dangerous tasks, such as battlefield reconnaissance. The market cooled on the stock after disappointing sales of the company’s follow-up Scooba floor-washing robot and its ongoing commitment to plow back some of its earnings into marketing and research and development. We continued to hang onto the stock based on our view that the products it produces for the military in particular offer a strong path to growth in the future. Shares of RF Micro Devices, Inc., a maker of radio frequency components used in mobile devices, fell during the period based in large measure on the company’s projection of weaker-than-expected financial results over the short term, attributable to problems at a key client, Motorola. We maintained our stake in RF Micro Devices because we believe that the company will see better growth over the long term as it continues to gain market share.

INDUSTRY DISTRIBUTION[2]

Communications
equipment	24%
Computer hardware	11%
Internet software &
services	9%
Computer storage &
peripherals	8%
Systems software	8%
Application software	6%
Semiconductors	5%
Wireless
telecommunication
services	3%
Data processing &
outsourced services	3%
Technology distributors	3%
Environmental & facilities
service	3%
Integrated
telecommunication
services	2%
Human resource &
employment services	2%
Oil & gas equipment &
services	2%
Movies & entertainment .	2%
Integrated oil & gas	2%
All others	6%

Standouts

Among our best performers during the period was Force Protection, Inc. The defense contractor was buoyed in part by news it had landed a nearly half-billion-dollar deal to supply the U.S. military with 1,000 of its blast-resistant vehicles. These vehicles employ a unique technology to help them protect soldiers from mines, rocket-propelled grenades and improvised explosive devices. We also enjoyed strong gains from shares of MEMC Electronic Materials, which makes silicon wafers used in semiconductors. The company benefited from market share gains, strong demand and increasing prices for some of its products, particularly from the solar industry. Red Hat, Inc. was another winner, posting strong financial results amid solid demand for the open source software maker’s products. Other notable winners included Apple Computer, Inc.; Grant Prideco, Inc.; and Akamai

Technology Leaders Fund

4

Technologies, Inc. Apple continued to be bolstered by the success of its Macintosh computers and iPod, as well as excitement over its upcoming iPhone. Grant Prideco, a maker of technologically advanced drill stems and bits for oil and gas rigs, benefited from strong profit and revenue growth. Akamai Technologies, a provider of technology used to stream video and multimedia content on the Web, was also helped by strong profit and revenue growth.

“Beginning in early 2007,
we instituted significant
enhancements to our investment
processes, incorporating both
quantitative and fundamental
tools to help guide our
stock selection.”

Outlook

We believe that after underperforming the broader stock market over the past three years or so, technology stocks could outperform the overall market during the second half of 2007. Expectations for the group have diminished, and we believe that technology companies overall have better growth potential than many other industries. Furthermore, tech stock valuations appear attractive in our view, both on a historical basis and relative to other industries. The biggest question going forward is the strength of demand. Strong corporate balance sheets and the desire to grow revenues and increase profit margins are all factors that we expect will lead companies to spend on technology-based capital improvements. And so far, end demand for consumer-based technology has remained resilient, despite the downturn in the housing market. As always, we believe that several long-term trends — including the explosive growth in use of video and cell phones — could continue to favor technology stocks.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2007.

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5

A look at performance

For the periods ended April 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	6-29-99	–6.93%	3.18%	—	–0.19%	–0.89%	–6.93%	16.93%	—	–1.49%

B	6-20-05	–7.59	—	—	4.75	–1.15	–7.59	—	—	9.01

C	6-20-05	–3.60	—	—	6.85	3.06	–3.60	—	—	13.12

I1	6-20-05	–1.54	—	—	8.11	4.61	–1.54	—	—	15.61

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Technology Leaders Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Technology Leaders Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

			With
	Period	Without	maximum
Class	beginning	sales charge	sales charge	Index 1	Index 2	Index 3

B2,3	6-20-05	$11,301	$10,901	$12,548	$12,617	$12,611

C2,3,4	6-20-05	11,312	11,312	12,548	12,617	12,611

I2,3,5	6-20-05	11,561	11,561	12,548	12,617	12,611

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 3000 Technology Index — Index 1 — is an unmanaged index of technology sector stocks in the Russell 3000 index, which represents the 3,000 largest u.s. companies based on total market capitalization.

Standard & Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

NASDAQ 100 Stock Index — Index 3 — is an unmanaged index that includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 Index 1 figure as of the closest month-end to inception date.

3 Index 3 figure as of the closest month-end to inception date.

4 No contingent deferred sales charge applicable.

5 For certain types of investors as described in the Fund’s Class I share prospectus.

Technology Leaders Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,043.30	$9.12

Class B	1,000.00	1,038.50	12.61

Class C	1,000.00	1,040.60	12.64

Class I	1,000.00	1,046.10	6.59

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Technology Leaders Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,015.87	$9.00

Class B	1,000.00	1,012.42	12.38

Class C	1,000.00	1,012.40	12.47

Class I	1,000.00	1,018.35	6.55

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.80%, 2.50%, 2.50% and 1.30% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Technology Leaders Fund

9

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 4-30-07 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.28%		$2,632,359
(Cost $2,305,129)

Application Software 5.58%		147,926

BEA Systems, Inc. (I)	8,060	95,027

Iona Technologies Plc, American Depositary Receipt (ADR) (Ireland) (I)	4,700	25,239

Synopsys, Inc. (I)	1,000	27,660

Communications Equipment 18.36%		486,740

Cisco Systems, Inc. (I)	5,340	142,792

Comverse Technology, Inc. (I)	4,075	92,421

Corning, Inc. (I)	2,600	61,672

Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	1,500	57,255

Kongzhong Corp. (ADR) (China) (I)	5,470	36,485

Nokia Corp. (ADR) (Finland)	2,058	51,965

QUALCOMM, Inc.	1,008	44,150

Computer & Electronics Retail 1.32%		34,987

Best Buy Co., Inc.	750	34,987

Computer Hardware 11.26%		298,524

Apple Computer, Inc. (I)	880	87,824

Hewlett-Packard Co.	5,000	210,700

Computer Storage & Peripherals 8.27%		219,147

EMC Corp. (I)	6,350	96,393

Komag, Inc. (I)(L)	1,300	35,763

SanDisk Corp. (I)	700	30,415

Western Digital Corp. (I)	3,200	56,576

Data Processing & Outsourced Services 3.17%		84,173

Electronic Data Systems Corp.	1,450	42,398

Euronet Worldwide, Inc. (I)	1,500	41,775

Electrical Components & Equipment 1.26%		33,412

Color Kinetics, Inc. (I)(L)	1,650	33,412

Electronic Manufacturing Services 1.23%		32,620

Jabil Circuit, Inc. (I)	1,400	32,620

Environmental & Facilities Service 2.46%		65,100

Force Protection, Inc. (I)(K)	3,000	65,100

See notes to financial statements

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10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Household Appliances 1.14%		$30,115

iRobot Corp. (I)(L)	1,900	30,115

Human Resource & Employment Services 1.98%		52,563

Monster Worldwide, Inc. (I)	1,250	52,563

Integrated Oil & Gas 1.47%		38,885

Sasol Ltd. (ADR) (South Africa)	1,138	38,885

Integrated Telecommunication Services 2.17%		57,469

ADC Telecommunications, Inc. (I)	1,580	29,072

NTELOS Holdings Corp.	1,410	28,397

Internet Software & Services 14.31%		379,554

DivX, Inc. (I)(L)	1,020	20,563

Google, Inc. (Class A) (I)	160	75,421

Greenfield Online, Inc. (I)	1,750	28,630

Opsware, Inc. (I)	3,500	28,105

NDS Group Plc (ADR) (United Kingdom) (I)	2,300	118,611

United Online, Inc.	2,540	36,652

Vocus, Inc. (I)	1,200	26,988

Yahoo!, Inc. (I)	1,590	44,584

IT Consulting & Other Services 1.03%		27,370

Accenture Ltd. (Class A) (Bermuda)	700	27,370

Movies & Entertainment 1.57%		41,696

Disney (Walt) Co. (The)	1,192	41,696

Oil & Gas Equipment & Services 1.94%		51,540

Grant Prideco, Inc. (I)	1,000	51,540

Semiconductor Equipment 1.15%		30,383

Cymer, Inc. (I)	750	30,383

Semiconductors 5.24%		139,069

ASM International NV (Netherlands) (I)(L)	1,500	36,585

QuickLogic Corp. (I)	7,500	20,550

Trident Microsystems, Inc. (I)	2,550	54,137

Verigy Ltd. (Singapore) (I)	1,100	27,797

Systems Software 8.08%		214,198

Microsoft Corp.	4,800	143,712

Oracle Corp. (I)	2,350	44,180

Quality Systems, Inc. (I)(L)	650	26,306

Technology Distributors 3.04%		80,638

Arrow Electronics, Inc. (I)	700	27,664

Ingram Micro, Inc. (Class A) (I)	2,700	52,974

Wireless Telecommunication Services 3.25%		86,250

RF Micro Devices, Inc. (I)	13,800	86,250

See notes to financial statements

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11

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 7.85%			$208,273

(Cost $208,273)

Joint Repurchase Agreement 0.83%			22,000

Investment in a joint repurchase agreement transaction with Bank of America Corp. — Dated 4-30-07, due 5-1-07 (Secured by
U.S. Treasury Inflation Indexed Notes 0.875%, due 4-15-10,
3.000%, due 7-15-12, 3.375%, due 1-15-12 and U.S. Treasury
STRIPS, due 5-15-21). Maturity value: $22,003	5.120%	$22	22,000

		Shares
Cash Equivalents 7.02%			186,273

John Hancock Cash Investment Trust (T)(W)		186,273	186,273

Total investments (Cost $2,513,402) 107.13%			$2,840,632

Other assets and liabilities, net (7.13%)			($189,155)

Total net assets 100.00%			$2,651,477

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund’s bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional Information on these securities is shown below:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, description	date	cost	net assets	April 30, 2007

Force Protection, Inc. common stock	12-19-06	$35,250	2.46%	$65,100

(L) All or a portion of this security is on loan as of April 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

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12

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 4-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $2,513,402) including $179,305 of securities loaned	$2,840,632
Cash	432
Receivable for investments sold	28,152
Receivable for shares sold	19,458
Dividends and interest receivable	989
Total assets	2,889,663

Liabilities

Payable for investments purchased	29,180
Payable upon return of securities loaned	186,273
Payable to affiliates
Management fees	4,338
Distribution and service fees	143
Other	161
Other payables and accrued expenses	18,091
Total liabilities	238,186

Net assets

Capital paid-in	6,725,120
Accumulated net realized loss on investments	(4,384,274)
Net unrealized appreciation of investments	327,230
Accumulated net investment loss	(16,599)
Net assets	$2,651,477

Net asset value per common share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,251,870 ÷ 222,292 shares)	$10.13
Class B ($290,741 ÷ 29,093 shares)	$9.99
Class C ($107,709 ÷ 10,774 shares)	$10.00
Class I ($1,157 ÷ 113 shares)	$10.22[1]

Maximum offering price per share

Class A2 ($10.13 ÷ 95%)	$10.66

1 Net assets have been rounded for presentation purposes. The net asset value is as reported on April 30, 2007.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Technology Leaders Fund

13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $161)	$5,040
Interest	3,375
Securities lending	576

Total investment income	8,991

Expenses

Investment management fees (Note 2)	13,362
Distribution and service fees (Note 2)	5,547
Transfer agent fees (Note 2)	3,339
Accounting and legal services fees (Note 2)	172
Blue sky fees	30,046
Printing fees	12,670
Professional fees	8,145
Custodian fees	5,973
Trustees’ fees	181
Securities lending fees	22
Miscellaneous	1,267
Total expenses	80,724
Less expense reductions (Note 2)	(55,134)

Net expenses	25,590

Net investment loss	(16,599)

Realized and unrealized gain

Net realized gain on investments	116,347
Change in net unrealized appreciation (depreciation) of investments	4,035

Net realized and unrealized gain	120,382

Increase in net assets from operations	$103,783

1 Semiannual period from 11-1-06 through 4-30-07.

See notes to financial statements

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14

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Period
	ended	ended
	10-31-06	4-30-07[1]
Increase (decrease) in net assets

From operations
Net investment loss	($39,866)	($16,599)
Net realized gain	245,780	116,347
Change in net unrealized appreciation (depreciation)	(128,662)	4,035

Increase in net assets resulting from operations	77,252	103,783

From Fund share transactions	(959,728)	(127,134)

Net assets

Beginning of period	3,557,304	2,674,828
End of period	$2,674,828	$2,651,477[2]

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.
2 Includes accumulated net investment loss of $16,599.

See notes to financial statements

Technology Leaders Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[2]	10-31-06	4-30-07[3]

Per share operating performance

Net asset value, beginning of period	$8.46	$6.32	$8.42	$8.47	$9.04	$9.71
Net investment loss[4]	(0.21)	(0.19)	(0.30)	(0.33)	(0.10)	(0.06)
Net realized and unrealized
gain (loss) on investments	(1.93)	2.29	0.35	0.90	0.77	0.48
Total from investment operations	(2.14)	2.10	0.05	0.57	0.67	0.42
Net asset value, end of period	$6.32	$8.42	$8.47	$9.04	$9.71	$10.13
Total return[5] (%)	(25.30)[6]	33.23[6]	0.59	6.73[6]	7.41[6]	4.33[6,7]

Ratios and supplemental data
Net assets, end of period

(in millions)	$3	$4	$3	$3	$2	$2
Ratio of net expenses to average
net assets (%)	3.27	3.19	4.13	4.62	1.80	1.80[8]
Ratio of gross expenses to average
net assets (%)	4.38[9]	4.02[9]	4.13	6.71[9]	4.87[9]	5.93[8,9]
Ratio of net investment loss
to average net assets (%)	(2.66)	(2.63)	(3.56)	(3.74)	(1.04)	(1.13)[8]
Portfolio turnover (%)	73	109	54	59	104	61[7]

See notes to financial statements

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16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-05[10]	10-31-06	4-30-07[3]

Per share operating performance

Net asset value, beginning of period	$8.84	$9.01	$9.62
Net investment loss[4]	(0.06)	(0.17)	(0.09)
Net realized and unrealized
gain on investments	0.23	0.78	0.46

Total from investment operations	0.17	0.61	0.37

Net asset value, end of period	$9.01	$9.62	$9.99

Total return[5,6] (%)	1.92[7]	6.77	3.85[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	—[11]	—[11]
Ratio of net expenses to average
net assets (%)	2.50[8]	2.50	2.50[8]
Ratio of gross expenses to average
net assets[9] (%)	8.31[8]	5.57	6.63[8]
Ratio of net investment loss
to average net assets (%)	(1.81)[8]	(1.76)	(1.81)[8]
Portfolio turnover (%)	59[7]	104	61[7]

See notes to financial statements

Technology Leaders Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-05[10]	10-31-06	4-30-07[3]

Per share operating performance

Net asset value, beginning of period	$8.84	$9.01	$9.61
Net investment loss[4]	(0.06)	(0.17)	(0.09)
Net realized and unrealized
gain on investments	0.23	0.77	0.48

Total from investment operations	0.17	0.60	0.39

Net asset value, end of period	$9.01	$9.61	$10.00
Total return[5,6] (%)	1.92[7]	6.66	4.06[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	—[11]	—[11]
Ratio of net expenses to average
net assets (%)	2.50[8]	2.50	2.50[8]
Ratio of gross expenses to average
net assets[9] (%)	8.31[8]	5.57	6.63[8]
Ratio of net investment loss
to average net assets (%)	(2.02)[8]	(1.73)	(1.82)[8]
Portfolio turnover (%)	59[7]	104	61[7]

See notes to financial statements

Technology Leaders Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-05[10]	10-31-06	4-30-07[3]

Per share operating performance

Net asset value, beginning of period	$8.84	$9.05	$9.77
Net investment loss[4]	(0.01)	(0.05)	(0.03)
Net realized and unrealized
gain (loss) on investments	0.22	0.77	0.48
Total from investment operations	0.21	0.72	0.45
Net asset value, end of period	$9.05	$9.77	$10.22
Total return[5,6] (%)	2.38[7]	7.96	4.61[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[11]	— [11]	—[11]
Ratio of net expenses to average
net assets (%)	1.29[8]	1.30	1.30[8]
Ratio of gross expenses to average
net assets[9] (%)	7.10[8]	4.33	5.43[8]
Ratio of net investment loss
to average net assets (%)	(0.46)[8]	(0.57)	(0.62)[8]
Portfolio turnover (%)	59 [7]	104	61[7]

1 Audited by previous auditor.

2 Effective 6-18-05, shareholders of the former Light Revolution Fund became owners of an equal number of full and fractional Class A shares of the John Hancock Technology Leaders Fund. Additionally, the accounting and performance history of the Light Revolution Fund was redesignated as that of Class A of John Hancock Technology Leaders Fund.

3 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Class B, Class C and Class I shares began operations on 6-20-05.

11 Less than $500,000.

See notes to financial statements

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19

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Technology Leaders Fund (the Fund) is a diversified series of John Hancock Equity Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Fund is the accounting and performance successor to Light Revolution Fund (the Predecessor Fund), a diversified open-end management investment company organized as a Maryland corporation. On June 17, 2005, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in John Hancock Cash Investment Trust, an affiliate of John Hancock Advisers LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated

Technology Leaders Fund

20

into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2007.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2007, the Fund loaned securities having a market value of $179,305 collateralized by cash in the amount of $186,273. The cash collateral was invested in John Hancock Cash Investment Trust. Securities lending expenses are paid by the Fund to the lending agent.

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21

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $4,446,601 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 — $730,761, October 31, 2010 — $3,278,640 and October 31, 2011 — $437,200.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than April 30, 2008.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals or writing off interest, or dividends receivable, when the collection of income has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended October 31, 2006. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distribution on a tax basis is determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser, at an annual rate of 1.00% of the Fund’s average daily net asset value.

The Adviser has agreed to limit the Fund’s total expenses excluding distribution, service fees

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22

and transfer agent fees to 1.25% of the Fund’s average daily net asset value, on an annual basis, and net operating expenses of Class A, Class B, Class C and Class I shares to 1.80%, 2.50%, 2.50% and 1.30% of each respective class’s average daily net asset value, at least until February 29, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $55,134 for the period ended April 30, 2007. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. Prior to June 17, 2005, Quasar Distributors, LLC, served as the Predecessor Fund’s principal underwriter and was compensated at an annual rate of 0.25% of the Predecessor Fund’s average daily net asset value.

Expenses under the agreements described above for the period ended April 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$3,337
Class B	1,637
Class C	573
Total	$5,547

Class A shares are assessed up-front sales charges. During the period ended April 30, 2007, JH Funds received net up-front sales charges of $533 with regard to sales of Class A shares. Of this amount, $85 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $311 was paid  as sales commissions to unrelated broker-dealers and $137 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2007, CDSCs received by JH Funds amounted to $1,202 for Class B shares and $1 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value. Signature Services has agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.25% of each class’ average daily net asset value, at least until February 29, 2008. There were no transfer agent fee reductions for the period ended April 30, 2007.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The

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23

compensation for the year amounted to $172. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 113 Class I shares of beneficial interest of the Fund on April 30, 2007.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the year ended October 31, 2006 and period ended April 30, 2007, along with the corresponding dollar value.

	Year ended 10-31-06		Period ended 4-30-07[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	66,081	$649,223	37,312	$374,355
Repurchased	(212,206)	(1,894,208)	(39,251)	(388,431)
Net decrease	(146,125)	($1,244,985)	(1,939)	($14,076)

Class B shares

Sold	40,934	$400,503	19,619	$194,030
Repurchased	(20,388)	(191,374)	(30,277)	(296,217)
Net increase (decrease)	20,546	$209,129	(10,658)	($102,187)

Class C shares

Sold	8,695	$83,095	2,573	$25,517
Repurchased	(741)	(6,967)	(3,736)	(36,388)
Net increase (decrease)	7,954	$76,128	(1,163)	($10,871)

Class I shares

Sold	—	—	—	—
Repurchased	—	—	—	—
Net increase (decrease)	—	—	—	—

Net decrease	(117,625)	($959,728)	(13,760)	($127,134)

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

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24

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2007, aggregated $1,613,589 and $1,553,236, respectively.

The cost of investments owned on April 30, 2007, including short-term investments, for federal income tax purposes, was $2,555,100. Gross unrealized appreciation and depreciation of investments aggregated $357,970 and $72,438, respectively, resulting in net unrealized appreciation of $285,532. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

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25

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Technology
Leaders Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Equity Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Technology Leaders Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals; and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods

26

ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed, with a representative of Morningstar, the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the one- and three-year periods was lower than the performance of the Peer Group and Category medians, and its benchmark index, the NYSE Arca Tech 100 Index. The Board also noted that Fund’s performance during the five-year period was higher than the performance of the Peer Group and Category medians, and lower than the performance of its benchmark index. The Adviser discussed with the Board factors that contributed to the Fund’s underperformance and described changes in investment personnel and processes which have been, and are being, implemented with the objective of improving performance. The Board evaluated the actions that had been taken and intends to continue to monitor the Fund’s performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were appreciably higher than the median of its Peer Group and Category. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s plans to reduce the Fund’s overall expenses and plans for improving the Fund’s performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund,

27

including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
James F. Carlin	Treasurer	New York, NY 10286
William H. Cunningham
Charles L. Ladner*	John G. Vrysen	Transfer agent
Dr. John A. Moore*	Chief Operations Officer	John Hancock Signature
Patti McGill Peterson*		Services, Inc.
Steven R. Pruchansky	Investment adviser	One John Hancock Way,
*Members of the Audit Committee	John Hancock Advisers, LLC	Suite 1000
†Non-Independent Trustee	601 Congress Street	Boston, MA 02217-1000
Boston, MA 02210-2805
Officers		Legal counsel
Keith F. Hartstein	Subadviser	Kirkpatrick & Lockhart
President and	MFC Global Investment	Preston Gates Ellis LLP
Chief Executive Officer	Management (U.S.), LLC	One Lincoln Street
	101 Huntington Avenue	Boston, MA 02111-2950
Thomas Kinzler	Boston, MA 02199
Secretary and Chief Legal Officer
Principal distributor
Francis V. Knox, Jr.	John Hancock Funds, LLC
Chief Compliance Officer	601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

32

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifecycle 2010 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2015 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2020 Portfolio	Income Securities Trust
Lifecycle 2025 Portfolio	Investors Trust
Lifecycle 2030 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2035 Portfolio	Patriot Select Dividend Trust
Lifecycle 2040 Portfolio	Preferred Income Fund
Lifecycle 2045 Portfolio	Preferred Income II Fund
Lifecycle Retirement Portfolio	Preferred Income III Fund
Lifestyle Aggressive Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Technology Leaders Fund.

060SA 4/07
          6/07

John Hancock
MUTUAL FUNDS

John Hancock
Growth Trends Fund

Semiannual Report
4.30.07

CEO corner

Your fund at a glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 15

Notes to financial
statements
page 21

For more information
page 32

To Our Shareholders,

The U.S. financial markets produced solid results over the last six months. Positive economic news, stronger than expected corporate earnings and increased merger and acquisitions activity served to over come concerns about inflation, energy costs and the troubled subprime mortgage market’s potential to put the brakes on the economy. This ronment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in late February, the broad stock market returned 8.60% for the six months ended April 30, 2007. The Dow Jones Industrial Average punched through the 13,000 mark for first time in April and posted a string of new highs as the period ended

After a remarkably long period of calm, the financial markets were rocked at the end of February by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. It also shook investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

Although the downturn lasted for less than a month before positive news stopped the fall, it was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s recent moves, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more than-four-year-old bull market.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon, not a sprint, approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital by investing approximately one third of its assets in equity securities of U.S. and foreign companies in each of the following sectors: financial services, health care and technology.

Over the last six months

► The financial portfolio outperformed its benchmark thanks to positioning among capital market-related shares, such as asset managers, custody banks and investment bankers.

► The health care portfolio benefited from a focus on innovative biotechnology and pharmaceutical companies, but suffered from sharp downturns in a few names elsewhere.

► The technology portion of the Fund lagged its benchmark due primarily to unfavorable stock selection.

John Hancock Growth Trends Fund

Fund performance for the six months ended April 30, 2007.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top holdings
Financial Services

American International
Group, Inc.	9.3%

Bank of America Corp.	8.9%

Wachovia Corp.	8.2%

American Express Co.	6.1%

Citigroup, Inc.	5.5%

Health Care

Shire Plc	13.8%

Bayer AG	6.8%

Inverness Medical
Innovations, Inc.	5.1%

Gilead Sciences, Inc.	4.1%

Hospira, Inc.	4.0%

Technology

Microsoft Corp.	13.7%

Hewlett-Packard Co.	9.3%

Cisco Systems, Inc.	5.7%

Mentor Graphics Corp.	4.7%

Ingram Micro, Inc.
(Class A)	4.3%

As a percentage of Financial Services, Health Care and Technology net assets, respectively, on April 30, 2007.

Managers’ report

John Hancock
Growth Trends Fund

Despite a bumpy ride, stocks managed healthy returns during the six months ended April 30, 2007, as the broad S&P 500 Index returned 8.60% .

In this period, John Hancock Growth Trends Fund’s Class A, Class B and Class C shares posted total returns of 5.35%, 5.14% and 5.14%, respectively, at net asset value, compared with the average 7.81% return of Morningstar, Inc.’s large growth fund category.1 The Fund’s three sectors — financials, technology and health care — all produced positive results, but only one — health care — kept pace with the broader market. The Fund’s results were held back by the performance of its health care and technology portfolios, which lagged their benchmark indexes.

FINANCIALS by Roger C. Hamilton and Lisa A. Welch

On April 30, 2007, James K. Schmidt retired after more than 20 years of distinguished service at John Hancock Funds.

Financial shares underperformed the broader market, as the Standard & Poor’s 500 Financial Index returned 5.76% . Life and health insurance firms made up one of the best-performing industry segments. Financial groups whose revenues are tied to the market, such as investment banks, asset managers and custody banks, performed well thanks to continued robust capital markets and deal activity. At the other end of the spectrum, banking stocks saw their returns limited by worry about exposure to subprime loans. In addition, the interest rate environment continued

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Goldman Sachs	▲	Strong capital-markets activity
Aveta	▼	Earnings below expectations
BEA Systems	▼	Increased competition hurts results

Portfolio Managers, MFC Global Investment Management (U.S.), LLC Roger C. Hamilton, Lisa A. Welch, Jon D. Stephenson, CFA, Thomas P. Norton, CFA

to work against them — the yield curve remained inverted throughout the period, hurting banks’ net interest margins.

Continuing a trend of recent years, the financial portfolio’s capital-market holdings were by far the biggest contributors to performance behind such names as Goldman Sachs Group, Inc., Bank of New York Co., Inc., Franklin Resources, Inc. and State Street Corp., among others. An underweight to regional banks also contributed to relative results. These companies faced credit issues relating to subprime loans, and saw their earnings growth limited by the interest rate environment.

“Despite a bumpy ride, stocks
managed healthy returns during
the six months ended
April 30, 2007…”

In a period when the portfolio outperformed the benchmark by a wide margin, the leading detractors were small, winning segments of the index (less than 1% each) to which the portfolio had no exposure, such as office and retail real estate investment trusts. At the individual security level, the leading detractors were Bank of America Corp. and HSBC Holdings Plc.

We’re generally positive on the financials sector going forward, though the flat yield curve and current credit environment present some challenges in the near term. Nevertheless, we see many attractive investment candidates under our approach, which targets what we believe are good businesses selling with a margin of safety, a catalyst for growth and good revenue trends.

HEALTH CARE by Jon D. Stephenson, CFA

Effective March 14, 2007, Jon D. Stephenson took over management responsibilities for the portfolio, replacing Robert C. Junkin, CPA, who left the company.

Health care stocks did well for the six months ended April 30, 2007, with the Russell 3000 Healthcare Index gaining 8.50% . The Fund’s health

Growth Trends Fund

care portfolio benefited from a focus on innovative biotechnology and pharmaceutical companies, but suffered from sharp downturns in a few names elsewhere that caused it to lag the Russell index.

Among top performers were Theratechnologies, Inc., a Canadian biotech company, and Shire Plc, a British specialty pharma company. Theratechnologies surged after the release of positive test data for a new treatment it has for HIV lipo-atrophy, a condition that causes patients to lose volume in their faces. Shire, which focuses on treatments for Attention Deficit Hyperactivity Disorder (ADHD), benefited from a new product approval and robust pipeline. Bayer AG, a German company previously focused on chemicals, also rallied nicely after purchasing a pharmaceuticals company in 2006.

On the downside were Aveta, Inc. and Force Protection, Inc. Aveta is a privately held managed care company with a strong presence in Puerto Rico. The stock sank when fourth quarter earnings came in below expectations, triggering worries the company might default on its debt. A small investment outside the sector also proved costly. Force Protection, which makes armored military vehicles, declined early in 2007 after receiving disappointing news on a key contract. We sold the position to focus exclusively on health care.

Looking ahead, we’re excited about the sector’s growth prospects. We believe challenges, such as payers’ concerns over cost containment, could create attractive opportunities to buy great companies whose stocks are trading below their intrinsic value and where there is a catalyst — such as a planned new product launch or upcoming clinical data release — that could help unlock that value.

SECTOR DISTRIBUTION[2]
Financials	29%
Health care	29%
Information technology	28%
Energy	3%
Consumer discretionary	2%
Telecommunication
services	2%
Industrials	1%
Consumer staples	1%
Materials	1%

TECHNOLOGY by Thomas P. Norton, CFA

Like the stock market overall, technology stocks were on a roller coaster ride during much of the period and ended up lagging the overall market. The technology portion of the Fund also lagged its benchmark, due primarily to unfavorable stock selection. Leading the list of our most disappointing performers was BEA Systems, Inc., whose financial results fell short of expectations as competition heated up. Shares of RF Micro Devices, Inc., a maker of radio frequency components used in mobile devices,

Growth Trends Fund

fell during the period based in large measure on the company’s projection of weaker-than-expected financial results over the short term, attributable to Motorola, a key client. Our holdings in iRobot Corp. also worked against us. The company, best known for the Roomba — a robot household vacuum — also provides robots to military customers, including PackBots, which perform dangerous tasks such as battlefield reconnaissance. The market cooled on the stock after disappointing sales of the company’s follow-up Scooba floor-washing robot, and its ongoing commitment to plow back some of its earnings into marketing and research and development. Among our best performers during the period was MEMC Electronic Materials, which makes silicon wafers used in semiconductors. The company benefited from market share gains, strong demand and increasing prices for some of its products, particularly from the solar industry. Red Hat, Inc. was another winner, posting strong financial results amid solid demand for the open source software maker’s products. Another notable standout included Apple Computer, Inc., which continued to be bolstered by the success of its Macintosh computers and iPOD, as well as excitement over its upcoming iPhone.

“The Fund’s three sectors —
financials, technology and health
care — all produced positive
results, but only one — health
care — kept pace with the
broader market.”

We believe that after underperforming the broader stock market over the past three years or so, technology stocks could outperform the overall market during the second half of 2007. Expectations for the group have diminished, and we believe that technology companies as a group have better growth Delete all specs beforepotential than many other industries. Furthermore, tech stock valuations appear attractive in our view, both on a historical basis and relative to other industries.

This commentary reflects the views of the managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2007.

Growth Trends Fund

A look at performance

For the periods ended April 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	9-22-00	0.97%	3.57%	—	–5.41%	0.14%	0.97%	19.15%	—	–30.75%

B	9-22-00	0.78	3.58	—	–5.34	0.14	0.78	19.25	—	–30.40

C	9-22-00	4.78	3.93	—	–5.34	4.14	4.78	21.25	—	–30.40

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Growth Trends Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Growth Trends Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index

B2	9-22-00	$6,960	$6,960	$11,432

C2	9-22-00	6,960	6,960	11,432

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of April 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Growth Trends Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,053.50	$7.60

Class B	1,000.00	1,051.40	11.18

Class C	1,000.00	1,051.40	11.18

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Growth Trends Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,017.40	$7.46

Class B	1,000.00	1,013.90	10.98

Class C	1,000.00	1,013.90	10.98

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.20% and 2.20% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

Growth Trends Fund

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-07 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.31%		$95,569,958
(Cost $73,767,425)
Agricultural Products 0.39%		387,000

Archer-Daniels-Midland Co.	10,000	387,000
Application Software 2.61%		2,587,713

BEA Systems, Inc. (I)	94,600	1,115,333

Mentor Graphics Corp. (I)	91,000	1,472,380
Asset Management & Custody Banks 4.85%		4,815,731

Bank of New York Co., Inc. (The)	37,620	1,522,858

Franklin Resources, Inc.	8,300	1,089,873

MVC Capital, Inc.	9,350	164,280

PennantPark Investment Corp. (I)	9,870	147,853

State Street Corp.	25,200	1,735,524

Tortoise Capital Resources Corp. (I)	8,540	155,343
Biotechnology 4.37%		4,338,488

Altus Pharmaceuticals, Inc. (I)	45,950	680,519

BioMarin Pharmaceuticals, Inc. (I)	32,350	522,776

BioSphere Medical, Inc. (I)	28,150	191,138

Exelixis, Inc. (I)	26,750	287,295

Gilead Sciences, Inc. (I)	18,000	1,470,960

Regeneration Technologies, Inc. (I)	140,000	1,185,800
Communications Equipment 6.70%		6,643,755

Cisco Systems, Inc. (I)	66,750	1,784,895

Comverse Technology, Inc. (I)	46,700	1,059,156

Corning, Inc. (I)	38,400	910,848

Telefonaktiebolaget LM Ericsson, American Depositary Receipt
(ADR) (Sweden)	17,700	675,609

NDS Group Plc (ADR) (United Kingdom) (I)	20,500	1,057,185

Nokia Corp. (ADR) (Finland)	26,530	669,882

QUALCOMM, Inc.	11,100	486,180
Computer & Electronics Retail 0.46%		454,837

Best Buy Co., Inc.	9,750	454,837
Computer Hardware 3.92%		3,885,777

Apple Computer, Inc. (I)	9,900	988,020

Hewlett-Packard Co.	68,765	2,897,757

See notes to financial statements

Growth Trends Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Computer Storage & Peripherals 3.10%		$3,078,938

EMC Corp. (I)	80,950	1,228,821

Komag, Inc. (L)	31,300	861,063

SanDisk Corp. (I)	7,850	341,082

Western Digital Corp. (I)	36,650	647,972
Consumer Finance 2.03%		2,011,210

American Express Co.	33,150	2,011,210
Data Processing & Outsourced Services 0.49%		483,198

Euronet Worldwide, Inc. (I)	17,350	483,198
Diversified Banks 7.30%		7,244,559

Bank of America Corp.	57,674	2,935,607

HSBC Holdings Plc (ADR) (United Kingdom) (L)	3,067	283,268

Kookmin Bank (ADR) (South Korea)	6,570	590,117

Wachovia Corp.	48,255	2,680,083

Wells Fargo & Co.	21,050	755,484
Diversified Chemicals 2.42%		2,405,508

Bayer AG (Germany) (C)	35,000	2,405,508
Diversified Financial Services 2.48%		2,463,530

Citigroup, Inc.	33,750	1,809,675

JPMorgan Chase & Co.	12,550	653,855
Electronic Manufacturing Services 0.47%		463,670

Jabil Circuit, Inc.	19,900	463,670
Health Care Distributors 1.34%		1,329,050

Cardinal Health, Inc.	19,000	1,329,050
Health Care Equipment 5.73%		5,690,664

Baxter International, Inc.	15,000	849,450

Gen-Probe, Inc. (I)	11,850	605,654

Hospira, Inc. (I)	35,000	1,419,250

Micrus Endovascular Corp. (I)	10,000	222,300

NMT Medical, Inc. (I)	40,000	623,200

Northstar Neuroscience, Inc. (I)	39,590	539,216

Stereotaxis, Inc. (I)	41,400	430,974

Thoratec Corp. (I)	51,000	1,000,620
Health Care Facilities 0.21%		213,055

Sun Healthcare Group, Inc. (I)	16,990	213,055
Health Care Services 2.51%		2,487,482

Assisted Living Concepts, Inc. (I)	20,000	245,000

Aveta, Inc. (I)(S)	97,210	777,680

Capital Senior Living Corp. (I)	20,000	232,200

Nektar Therapeutics (I)	54,000	667,980

Sunrise Senior Living, Inc. (I)	5,000	191,450

Systems Xcellence, Inc. (Canada) (I)	16,360	373,172

See notes to financial statements

Growth Trends Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Health Care Supplies 3.17%		$3,143,610

Inverness Medical Innovations, Inc. (I)	3,200	128,160

Inverness Medical Innovations, Inc. (I)(K)	45,000	1,802,250

PolyMedica Corp.	30,000	1,213,200
Household Appliances 0.35%		350,285

iRobot Corp. (I)(L)	22,100	350,285
Human Resource & Employment Services 0.70%		693,825

Monster Worldwide, Inc. (I)	16,500	693,825
Insurance Brokers 0.24%		242,187

Aon Corp.	6,250	242,187
Integrated Oil & Gas 0.45%		444,347

Sasol Ltd. (ADR) (South Africa)	13,004	444,347
Internet Software & Services 1.60%		1,591,356

Google, Inc. (Class A) (I)	2,100	989,898

Yahoo!, Inc. (I)	21,450	601,458
Investment Banking & Brokerage 4.89%		4,854,561

Goldman Sachs Group, Inc. (The)	8,000	1,748,880

Legg Mason, Inc.	10,550	1,046,454

Merrill Lynch & Co., Inc.	6,500	586,495

Morgan Stanley	12,200	1,024,922

UBS AG (Switzerland)	6,900	447,810
IT Consulting & Other Services 1.28%		1,269,447

Accenture Ltd. (Class A) (Bermuda)	8,100	316,710

CA, Inc.	34,950	952,737
Life & Health Insurance 1.55%		1,538,022

Aflac, Inc.	18,300	939,522

Prudential Financial, Inc.	6,300	598,500
Marine 0.22%		216,720

Oceanfreight, Inc. (Greece) (I)	11,200	216,720
Movies & Entertainment 0.47%		468,732

Disney (Walt) Co. (The)	13,400	468,732
Multi-Line Insurance 4.72%		4,684,426

American International Group, Inc.	43,850	3,065,554

Genworth Financial, Inc. (Class A)	29,250	1,067,332

Hartford Financial Services Group, Inc. (The)	5,450	551,540
Oil & Gas Equipment & Services 0.68%		672,597

Grant Prideco, Inc. (I)	13,050	672,597
Pharmaceuticals 12.10%		12,007,442

Anesiva, Inc. (I)	60,000	471,000

Auxilium Pharmaceuticals, Inc. (I)	67,000	995,620

BioMimetic Therapeutics, Inc. (I)	37,050	694,317

Cubist Pharmaceuticals, Inc. (I)	55,000	1,179,750

Inspire Pharmaceuticals, Inc. (I)	38,450	294,143

MGI Pharma, Inc. (I)	20,000	440,400

See notes to financial statements

Growth Trends Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Pharmaceuticals (continued)

Novartis AG (ADR) (Switzerland)	13,500	$784,215

Roche Holding AG (Switzerland)	7,000	1,319,297

Shire Plc (ADR) (United Kingdom)	70,000	4,892,300

Spectrum Pharmaceuticals, Inc. (I)	80,000	536,800

Wyeth	7,200	399,600
Property & Casualty Insurance 0.85%		839,970

Ambac Financial Group, Inc.	9,150	839,970
Reinsurance 1.50%		1,493,088

PartnerRe Ltd. (Bermuda)	15,600	1,123,512

Platinum Underwriters Holdings Ltd. (Bermuda)	10,800	369,576
Semiconductor Equipment 0.36%		352,437

Cymer, Inc. (I)	8,700	352,437
Semiconductors 1.55%		1,534,043

RF Micro Devices, Inc. (I)(L)	146,600	916,250

Trident Microsystems, Inc. (I)(L)	29,100	617,793
Specialized Finance 0.96%		954,716

Nasdaq Stock Market, Inc. (I)	19,960	649,898

Nymex Holdings, Inc. (I)	2,350	304,818
Systems Software 4.96%		4,926,817

Microsoft Corp.	143,050	4,282,917

Oracle Corp. (I)	34,250	643,900
Technology Distributors 1.65%		1,633,573

Arrow Electronics, Inc. (I)	7,750	306,280

Ingram Micro, Inc. (Class A) (I)	67,650	1,327,293
Thrifts & Mortgage Finance 0.68%		673,592

Hudson City Bancorp., Inc.	50,570	673,592

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 6.09%			$6,048,762
(Cost $6,048,762)
Joint Repurchase Agreement 3.70%			3,678,000

Investment in a joint repurchase agreement transaction
with Bank of America Corp. — Dated 4-30-07, due
5-1-07 (Secured by U.S. Treasury Inflation Indexed Notes
0.875%, due 4-15-10, 3.000%, due 7-15-12, 3.375%,
due 1-15-12 and U.S. Treasury STRIPS, due 5-15-21).
Maturity value: $3,678,523	5.120%	$3,678	3,678,000

See notes to financial statements

Growth Trends Fund

F I N A N C I A L  S T A T E M E N T S

	Shares
Cash Equivalents 2.39%		$2,370,762

John Hancock Cash Investment Trust (T)(W)	2,370,762	2,370,762

Total investments (Cost $79,816,187) 102.40%		$101,618,720

Other assets and liabilities, net (2.40%)		($2,386,066)

Total net assets 100.00%		$99,232,654

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund’s bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional Information on these securities is as follows:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, description	date	cost	net assets	April 30, 2007

Inverness Medical Innovations, Inc.	8-17-06	$1,361,250	1.82%	$1,802,250

(L) All or a portion of this security is on loan as of April 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Growth Trends Fund

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $79,816,187) including $2,299,200 of securities loaned	$101,618,720
Foreign currency at value (cost $37,688)	37,688
Receivable for investments sold	1,485,265
Receivable for shares sold	61,103
Dividends and interest receivable	52,690
Other assets	9,578
Total assets	103,265,044

Liabilities

Due to custodian	11,980
Payable for investments purchased	1,016,247
Payable for shares repurchased	329,378
Payable upon return of securities loaned	2,370,762
Payable to affiliates
Management fees	124,415
Distribution and service fees	10,220
Other	98,091
Other payables and accrued expenses	71,297
Total liabilities	4,032,390

Net assets

Capital paid-in	268,193,794
Accumulated net realized loss on investments and foreign currency transactions	(190,398,658)
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	21,802,826
Accumulated net investment loss	(365,308)
Net assets	$99,232,654

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($36,444,226 ÷ 5,004,744 shares)	$7.28
Class B ($46,052,150 ÷ 6,620,859 shares)	$6.96
Class C ($16,736,278 ÷ 2,406,237 shares)	$6.96

Maximum offering price per share

Class A1 ($7.28 ÷ 95%)	$7.66

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Growth Trends Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$576,466
Interest	67,079
Securities lending	10,978
Total investment income	654,523

Expenses

Investment management fees (Note 2)	523,204
Distribution and service fees (Note 2)	390,178
Transfer agent fees (Note 2)	130,801
Accounting and legal services fees (Note 2)	6,733
Compliance fees	1,810
Custodian fees	27,331
Printing fees	23,892
Blue sky fees	20,996
Professional fees	10,679
Trustees’ fees	3,439
Interest	3,168
Securities lending fees	381
Miscellaneous	4,694
Total expenses	1,147,306
Less expense reductions (Note 2)	(130,801)
Net expenses	1,016,505
Net investment loss	(361,982)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	5,832,942
Foreign currency transactions	(7,548)
Change in net unrealized appreciation (depreciation) of
Investments	(114,103)
Translation of assets and liabilities in foreign currencies	136
Net realized and unrealized gain	5,711,427
Increase in net assets from operations	$5,349,445

[1] Semiannual period from 11-1-06 through 4-30-07.

See notes to financial statements

Growth Trends Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-06	4-30-07[1]
Increase (decrease) in net assets

From operations
Net investment loss	($1,149,879)	($361,982)
Net realized gain	15,195,862	5,825,394
Change in net unrealized appreciation (depreciation)	(2,615,259)	(113,967)
Increase in net assets resulting from operations	11,430,724	5,349,445
From Fund share transactions	(34,872,929)	(17,452,374)

Net assets

Beginning of period	134,777,788	111,335,583
End of period[2]	$111,335,583	$99,232,654

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

2 Includes accumulated net investment loss of $3,326 and $365,308, respectively.

See notes to financial statements

Growth Trends Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-02	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[1]

Per share operating performance
Net asset value, beginning of period	$5.87	$4.49	$5.51	$5.67	$6.27	$6.91
Net Investment Income (loss)[2]	(0.05)	(0.03)	(0.04)	—[3,9]	(0.03)	(0.01)
Net realized and unrealized
gain (loss) on investments	(1.33)	1.05	0.20	0.60	0.67	0.38
Total from investment operations	(1.38)	1.02	0.16	0.60	0.64	0.37
Less distributions
Net asset value, end of period	$4.49	$5.51	$5.67	$6.27	$6.91	$7.28
Total return[4,5] (%)	(23.51)	22.72	2.90	10.58	10.21	5.35[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$65	$69	$58	$46	$40	$36
Ratio of net expenses to average
net assets (%)	1.65	1.65	1.65	1.65	1.65	1.50[7]
Ratio of gross expenses to average
net assets[8] (%)	1.88	2.02	1.86	1.95	2.00	1.75[7]
Ratio of net investment income
(loss) to average net assets (%)	(0.91)	(0.64)	(0.62)	0.01[9]	(0.48)	(0.25)[7]
Portfolio turnover (%)	68	76	40	27	70	27[6]

See notes to financial statements

Growth Trends Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-02	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[1]

Per share operating performance
Net asset value, beginning of period	$5.83	$4.42	$5.40	$5.51	$6.06	$6.62
Net Investment loss[2]	(0.09)	(0.06)	(0.07)	(0.04)[9]	(0.07)	(0.03)
Net realized and unrealized
gain (loss) on investments	(1.32)	1.04	0.18	0.59	0.63	0.37
Total from investment operations	(1.41)	0.98	0.11	0.55	0.56	0.34
Net asset value, end of period	$4.42	$5.40	$5.51	$6.06	$6.62	$6.96
Total return[4,5] (%)	(24.19)	22.17	2.04	9.98	9.24	5.14[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$102	$104	$85	$66	$53	$46
Ratio of net expenses to average
net assets (%)	2.35	2.35	2.35	2.35	2.35	2.20[7]
Ratio of gross expenses to average
net assets[8](%)	2.58	2.72	2.56	2.65	2.70	2.45[7]
Ratio of net investment loss
to average net assets (%)	(1.61)	(1.34)	(1.32)	(0.67)[9]	(1.18)	(0.95)[7]
Portfolio turnover (%)	68	76	40	27	70	27[6]

See notes to financial statements

Growth Trends Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-02	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[1]

Per share operating performance
Net asset value, beginning of period	$5.83	$4.42	$5.40	$5.51	$6.06	$6.62
Net Investment loss[2]	(0.09)	(0.06)	(0.07)	(0.04)[9]	(0.07)	(0.03)
Net realized and unrealized
gain (loss) on investments	(1.32)	1.04	0.18	0.59	0.63	0.37
Total from investment operations	(1.41)	0.98	0.11	0.55	0.56	0.34
Net asset value, end of period	$4.42	$5.40	$5.51	$6.06	$6.62	$6.96
Total return[4,5] (%)	(24.19)	22.17	2.04	9.98	9.24	5.14[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$42	$41	$31	$23	$19	$17
Ratio of net expenses to average
net assets (%)	2.35	2.35	2.35	2.35	2.35	2.20[7]
Ratio of gross expenses to average
net assets[8] (%)	2.58	2.72	2.56	2.65	2.70	2.45[7]
Ratio of net investment loss
to average net assets (%)	(1.61)	(1.34)	(1.32)	(0.66)[9]	(1.17)	(0.95)[7]
Portfolio turnover (%)	68	76	40	27	70	27[6]

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the period shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage
	Per share	of net assets

Class A	$0.04	0.61%

Class B	0.04	0.62

Class C	0.04	0.62

See notes to financial statements

Growth Trends Fund

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock Growth Trends Fund (the Fund) is a diversified series of John Hancock Equity Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital. The Fund will invest in a number of industry groups without concentration in any particular industry.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B Shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in John Hancock Cash Investment Trust, an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Growth Trends Fund

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2007.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2007, the Fund loaned securities having a market value of $2,299,200 collateralized by cash in the amount of $2,370,762. The cash collateral was invested in John Hancock Cash Investment Trust. Securities lending expenses are paid by the Fund to the lending agent.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated

Growth Trends Fund

movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $196,013,787 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 — $57,002,933, October 31, 2010 — $87,616,374 and October 31, 2011 — $51,394,480.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than April 30, 2008.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Growth Trends Fund

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $2,400,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s average daily net asset value in excess of $2,400,000,000.

The Adviser has agreed to limit the Fund’s management fee to 0.75% of the Fund’s average daily net assets, at least until February 29, 2008. Accordingly, the expense reductions related to management fee limitation amounted to $130,801 for the period ended April 30, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees, to 1.35% of the Fund’s average daily net asset value, on an annual basis, at least until February 29, 2008. Pursuant to this agreement, there was no reimbursement for the period ended April 30, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended April 30, 2007 were as follows:

Distribution and
Share class	service fees

Class A	$57,011
Class B	245,215
Class C	87,952
Total	$390,178

Class A shares are assessed up-front sales charges. During the period ended April 30, 2007, JH Funds received net up-front sales charges of $19,556 with regard to sales of Class A shares. Of this amount, $2,987 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $13,294 was paid as sales commissions to unrelated broker-dealers and $3,275 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2007, CDSCs received by JH Funds amounted to $35,946 for Class B shares and $684 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily

Growth Trends Fund

net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Effective July 1, 2006, Signature Services has contractually limited transfer agent fees by implementing a transfer agent fee cap of 0.25% until at least February 29, 2008. There were no transfer agent fee reductions during the period ended April 30, 2007. Signature Services reserves the right to terminate this reimbursement limitation at any time.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $6,733. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the year ended October 31, 2006 and the period ended April 30, 2007, along with the corresponding dollar value.

	Year ended 10-31-06		Period ended 4-30-07[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	608,065	$4,037,541	207,804	$1,476,406
Repurchased	(2,170,522)	(14,362,453)	(996,235)	(7,072,272)
Net decrease	(1,562,457)	($10,324,912)	(788,431)	($5,595,866)

Class B shares
Sold	383,374	$2,452,637	114,360	$777,538
Repurchased	(3,299,870)	(21,016,012)	(1,444,073)	(9,800,039)
Net decrease	(2,916,496)	($18,563,375)	(1,329,713)	($9,022,501)

Class C shares
Sold	116,717	$749,987	60,382	$411,361
Repurchased	(1,059,886)	(6,734,629)	(476,570)	(3,245,368)
Net decrease	(943,169)	($5,984,642)	(416,188)	($2,834,007)

Net decrease	(5,422,122)	($34,872,929)	(2,534,332)	($17,452,374)

1Semiannual period from 11-1-06 through 4-30-07. Unaudited.

Growth Trends Fund

Note 4

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2007, aggregated $28,110,037 and $49,082,705, respectively.

The cost of investments owned on April 30, 2007, including short-term investments, for federal income tax purposes, was $80,022,256. Gross unrealized appreciation and depreciation of investments aggregated $24,168,609 and $2,572,145, respectively, resulting in net unrealized appreciation of $21,596,464. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses certain sales of securities.

Growth Trends Fund

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Growth Trends Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Equity Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Growth Trends Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the five-year period was lower than the performance of the Peer Group and Category medians, and its benchmark index — the Russell 1000 Growth Index. The Board also noted that the Fund’s performance during the three-year period was lower than the Peer Group and Category medians and higher than the performance of the benchmark index. The Board viewed favorably that the more recent performance of the Fund for the one-year period ended December 31, 2005 was higher than the performance of the Category median, and its benchmark index, and not appreciably lower than the performance of the Peer Group median.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Peer Group and Category. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†		One Wall Street
James F. Carlin	Gordon M. Shone	New York, NY 10286
William H. Cunningham	Treasurer
Charles L. Ladner*
Dr. John A. Moore*	John G. Vrysen	Transfer agent
Patti McGill Peterson*	Chief Operations Officer	John Hancock Signature
Steven R. Pruchansky		Services, Inc.
*Members of the Audit Committee	Investment adviser	One John Hancock Way,
†Non-Independent Trustee	John Hancock Advisers, LLC	Suite 1000
	601 Congress Street	Boston, MA 02217-1000
Boston, MA 02210-2805
Legal counsel
Officers	Subadviser	Kirkpatrick & Lockhart
Keith F. Hartstein	MFC Global Investment	Preston Gates Ellis LLP
President and	Management (U.S.), LLC	One Lincoln Street
Chief Executive Officer	101 Huntington Avenue	Boston, MA 02111-2950
Boston, MA 02199
Thomas Kinzler
Secretary and	Principal distributor
Chief Legal Officer	John Hancock Funds, LLC
601 Congress Street
Francis V. Knox, Jr.	Boston, MA 02210-2805
Chief Compliance Officer

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

32

JOHN HANCOCK FAMILY OF FUNDS

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifecycle 2010 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2015 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2020 Portfolio	Income Securities Trust
Lifecycle 2025 Portfolio	Investors Trust
Lifecycle 2030 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2035 Portfolio	Patriot Select Dividend Trust
Lifecycle 2040 Portfolio	Preferred Income Fund
Lifecycle 2045 Portfolio	Preferred Income II Fund
Lifecycle Retirement Portfolio	Preferred Income III Fund
Lifestyle Aggressive Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291 1-800-554-6713 TDD 1-800-338-8080 EASI-Line www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Trends Fund.

460SA 4/07 6/07

John Hancock

MUTUAL FUNDS

John Hancock
Small Cap Fund

Semiannual Report

4.30.07

CEO corner

Your fund at a glance
page 1

Manager’s report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Notes to financial
statements
page 20

For more information
page 32

To Our Shareholders,

The U.S. financial markets produced solid results over the last six months. Positive economic news, stronger than expected corporate earnings and increased merger and acquisitions activity served to overcome concerns about inflation, energy costs and the troubled subprime mortgage market’s potential to put the brakes on the economy. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in late February, the broad stock market returned 8.60% for the six months ended April 30, 2007. The Dow Jones Industrial Average punched through the 13,000 mark for the first time in April and posted a string of new highs as the period ended.

After a remarkably long period of calm, the financial markets were rocked at the end of February by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. It also shook investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

Although the downturn lasted for less than a month before positive news stopped the fall, it was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s recent moves, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon, not a sprint, approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks capital appreciation by normally investing at least 80% of its assets in equity securities of small-capitalization companies (which, for purposes of this fund, are companies with market capitalizations under $2 billion, or market capitalizations within the range of those companies in the Russell 2000 Index or the Standard & Poor’s SmallCap 600 Index.)

Over the last six months

► Small caps turned in healthy gains but trailed mid caps and large caps, as the U.S. economy continued to slow.

► The Fund lagged the Russell 2000 Index, hampered by earnings shortfalls and other fundamental disappointments with a number of its holdings.

► The Fed kept short-term interest rates steady, as inflation concerns were roughly balanced by the central bank's desire to keep the economy on a path of moderate growth.

John Hancock Small Cap Fund

Fund performance for the six months ended April 30, 2007.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
inVentiv Health, Inc.	4.3%

SVB Financial Group	4.3%

Transaction Systems Architects, Inc.
(Class A)	3.8%

Gaylord Entertainment Co.	3.6%

LKQ Corp.	3.2%

First Community Bancorp. (Class A)	3.1%

Boston Private Financial
Holdings, Inc.	3.1%

Daktronics, Inc.	3.0%

Kendle International, Inc.	3.0%

Inverness Medical Innovations, Inc.	2.8%

As a percentage of net assets on April 30, 2007.

1

Manager’s report

John Hancock
Small Cap Fund

The six-month review period ended April 30, 2007 witnessed another strong advance for small-cap stocks, with every month except February showing a gain in the Russell 2000 Index.

In February, a sharp drop of more than 3% near the end of the month — triggered by volatility in overseas markets — managed to turn a healthy month-to-date gain into a loss. However, the Russell 2000 Index wasted little time in steadying itself and pushing higher again, closing the period near all-time highs. Both value and growth stocks posted solid returns. Meanwhile, the small-cap segment trailed large caps and especially mid caps, which led the other size groups by a wide margin.

While investors remained concerned about a slowdown in economic growth, most of the weakness appeared limited to the housing and auto manufacturing groups. GDP, a measure of all goods and services produced in the United States, registered a 2.5% gain for the fourth quarter of 2006, a respectable, if unspectacular, result. Initial GDP estimates for the first quarter of 2007 were considerably lower, and many companies scaled back their forecasts for earnings growth as well. Against a backdrop of sharply lower expectations, many companies managed to beat their first-quarter earnings estimates, contributing to a strong finish for stock prices in the final month of the period.

Mergers and acquisitions continued to be a significant factor in the small-cap market, with many deals fueled by private equity funds.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Witness Systems	▲	Accepted takeover bid
Silicon Image	▼	Lowered sales guidance
Arch Chemicals	▼	Higher raw material costs curbed profits

2

Portfolio Manager, Independence Investments LLC Charles S. Glovsky, CFA

Stock buybacks and efforts to take companies private also boosted stock prices by reducing the supply of shares on the market.

“The six-month review period
ending April 30, 2007 witnessed
another strong advance for
small-cap stocks…”

Looking at performance

For the six months ended April 30, 2007, John Hancock Small Cap Fund’s Class A, Class B, Class C and Class I shares returned 3.40%, 2.97%, 2.97% and 3.69%, respectively, at net asset value. By comparison, the average small growth fund monitored by Morningstar, Inc. returned 8.80%, 1 while the Russell 2000 Index finished with a 6.86% return and the S&P SmallCap 600 Index returned 8.41% . Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions. Historical performance information can be found on pages six and seven.

The Fund’s performance was undermined by stock selection in a number of sectors, as a slowing economy resulted in many of our companies reporting weaker-than-expected first-quarter earnings or other fundamental disappointments. In most cases, we judged these problems to be temporary and held on to the position with the expectation of an improving longer-term picture. Nevertheless, our choices held back performance during the review period. Additionally, this Fund is more concentrated than most small-cap funds because every stock we buy has to meet a strict set of criteria. We look for improving fundamentals, an attractive valuation and catalysts that appear likely to move a stock up. Not a lot of stocks can clear all of those hurdles, especially in the current environment of relatively rich small-cap valuations. Over the long term, we believe our disciplined approach can yield above-market results,

Small Cap Fund

3

but when our stock picks encounter problems, the Fund tends to suffer more than a less concentrated portfolio would.

Information technology, materials and energy falter

Although technology was a sector where we found a number of attractive opportunities, reflected in the Fund’s fairly significant overweighting in that sector, it was also the sector that detracted most from performance. The share price of semiconductor maker Silicon Image, Inc. fell in February after the company announced lowered expectations for its sales of chips that are used for high-definition applications. Lionbridge Technologies, Inc., a provider of services that enable its clients to localize their enterprise content and technology applications globally, also struggled under the weight of disappointing fundamental news. Shares of Avocent Corp., a maker of switching systems, faltered because of uncertainty about the direction of the company’s server-related business.

In materials, Arch Chemicals, Inc. detracted from performance. The specialty chemical manufacturer was hampered by higher raw material costs, which lowered profit margins. In the energy sector, drilling rig provider Hercules Offshore, Inc. saw its share price decline in response to falling prices for rigs in the Gulf of Mexico. We sold both Avocent and Hercules Offshore by the end of the review period.

INDUSTRY DISTRIBUTION[2]
Health care	24%
Financials	21%
Information technology	18%
Consumer discretionary	15%
Industrials	8%
Energy	6%
Materials	3%
Consumer staples	2%
Utilities	1%

Financials add value

Financials merits mention as a sector that helped performance during the period. In that case, the Fund was aided by both favorable stock selection and a significant underweighting. Financials was the only sector in the benchmark to record a loss, which stemmed in large part from investors’ skittishness over the subprime mortgage market’s well-publicized difficulties with increasing defaults and delinquencies. Not having any direct exposure to subprime mortgage lenders helped the Fund’s performance, as did underweighting the real estate investment trust (REIT) group, which — unlike most other segments of the market — failed to recover significantly following the late-February sell-off.

SVB Financial Group was one of our better financial holdings and also one of the Fund’s largest positions at the end of the review period. The stock was lifted in mid-April when the

Small Cap Fund

4

California-based bank upped its earnings guidance for the first quarter. Further helping our results was Placer Sierra Bancshares, also based in the Golden State. In January, Placer received a buyout offer from Wells Fargo, triggering an immediate jump in the former’s stock price. Elsewhere, Witness Systems, Inc. was one of the Fund’s top contributors. The company, which provides software to optimize performance at customer service centers, agreed in February to be bought by Verint Systems, a subsidiary of Comverse Technology. Lastly, we’ll mention inVentiv Health, Inc., a provider of contract sales services for pharmaceutical companies. While there was no single event to highlight, the company made progress at diversifying its core business into well-chosen areas of drug introduction and marketing.

“The Fund’s performance was
undermined by stock selection in
a number of sectors…”

Outlook

We view the rest of 2007 with a positive outlook. While the prospect of a slowing economy could dampen earnings growth at some companies and small-cap valuations overall are no longer cheap, we are still finding compelling growth opportunities at reasonable valuations in a variety of sectors. At present, we see no recession on the horizon and believe the Fed will be quick to lower interest rates if a recession appears imminent. Corporate balance sheets remain strong, with ample cash and minimal debt. Meanwhile, the mergers and acquisitions market continues to sizzle. We think these positive factors should outweigh any negatives for the time being.

This commentary reflects the views of the portfolio manager’s through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2007.

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5

A look at performance

For the periods ended April 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A1	12-16-98	–6.64%	6.42%	—	10.36%	–1.77%	–6.64%	36.52%	—	128.26%

B	12-6-04	–7.31	—	—	4.85	–2.03	–7.31	—	—	12.02

C	12-6-04	–3.41	—	—	6.01	1.97	–3.41	—	—	15.02

I2	12-6-04	–1.20	—	—	7.24	3.69	–1.20	—	—	18.24

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 Effective December 3, 2004, shareholders of the former Independence Small Cap Portfolio became owners of that number of full and fractional shares of Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the former Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

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6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Small Cap Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index 1	Index 2

B2	12-6-04	$11,502	$11,202	$13,113	$13,368

C2,3	12-6-04	11,502	11,502	13,113	13,368

I2,4	12-6-04	11,824	11,824	13,113	13,368

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index — Index 1 — is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

Standard & Poor’s SmallCap 600 Index — Index 2 — is an unmanaged index of 600 domestic stocks of small-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 Index 2 figure as of closest month end to inception date.

3 No contingent deferred sales charge applicable.

4 For certain types of investors as described in the Fund’s Class I share prospectus.

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7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,034.00	$8.24

Class B	1,000.00	1,029.70	11.77

Class C	1,000.00	1,029.70	11.77

Class I	1,000.00	1,036.90	5.30

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Small Cap Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,016.70	$8.17

Class B	1,000.00	1,013.20	11.68

Class C	1,000.00	1,013.20	11.68

Class I	1,000.00	1,019.59	5.25

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.63%, 2.33%, 2.33% and 1.06% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Small Cap Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-07 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.05%		$232,693,823
(Cost $199,770,923)
Apparel Retail 2.67%		6,335,191

Christopher & Banks Corp.	328,100	5,679,411

New York & Co., Inc. (I)	46,942	655,780
Apparel, Accessories & Luxury Goods 0.94%		2,219,434

Hartmarx Corp. (I)	337,300	2,219,434
Application Software 5.04%		11,965,813

Transaction Systems Architects, Inc. (Class A) (I)	284,500	9,027,185

Witness Systems, Inc. (I)	107,800	2,938,628
Asset Management & Custody Banks 1.22%		2,906,640

iShares Russell 2000 Index Fund (L)	36,000	2,906,640
Auto Parts & Equipment 3.16%		7,487,528

LKQ Corp. (I)	331,600	7,487,528
Computer Storage & Peripherals 1.34%		3,172,522

Radiant Systems, Inc. (I)	235,700	3,172,522
Diversified Chemicals 0.42%		1,007,733

ICO, Inc. (I)	151,996	1,007,733
Diversified Commercial & Professional Services 2.45%		5,826,168

Gaiam, Inc. (Class A) (I)	161,400	2,454,894

PeopleSupport, Inc. (I)(L)	268,200	3,371,274
Electronic Equipment Manufacturers 3.01%		7,139,252

Daktronics, Inc. (L)	313,400	7,139,252
Electronic Manufacturing Services 2.21%		5,251,308

Trimble Navigation Ltd. (I)	183,100	5,251,308
Health Care Equipment 11.38%		27,018,145

Cantel Medical Corp. (I)	223,500	4,094,520

Hologic, Inc. (I)	52,500	3,021,375

Kensey Nash Corp. (I)	225,600	5,802,432

Nighthawk Radiology Holdings, Inc. (I)(L)	118,600	2,302,026

SurModics, Inc. (I)(L)	133,100	5,407,853

Symmetry Medical, Inc. (I)	376,100	6,389,939

See notes to financial statements

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10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Health Care Services 6.76%		$16,051,117

Air Methods Corp. (I)	211,690	5,823,592

inVentiv Health, Inc. (I)	269,500	10,227,525
Health Care Supplies 2.85%		6,752,430

Inverness Medical Innovations, Inc. (I)	168,600	6,752,430
Hotels, Resorts & Cruise Lines 3.59%		8,521,400

Gaylord Entertainment Co. (I)	155,500	8,521,400
Industrial Machinery 1.61%		3,825,532

Chart Industries, Inc. (I)	202,946	3,825,532
Internet Software & Services 1.41%		3,342,090

TheStreet.com, Inc.	330,900	3,342,090
Investment Banking & Brokerage 0.43%		1,029,204

SWS Group, Inc.	39,600	1,029,204
IT Consulting & Other Services 1.15%		2,719,832

Lionbridge Technologies, Inc. (I)	535,400	2,719,832
Life & Health Insurance 2.37%		5,619,705

American Equity Investment Life Holding Co.	411,700	5,619,705
Life Sciences Tools & Services 2.98%		7,071,600

Kendle International, Inc. (I)	207,500	7,071,600
Oil & Gas Equipment & Services 1.10%		2,615,730

Metretek Technologies, Inc. (I)(L)	211,800	2,615,730
Oil & Gas Exploration & Production 4.79%		11,365,435

Goodrich Petroleum Corp. (I)(L)	109,600	3,850,248

Mariner Energy, Inc. (I)	139,700	3,150,235

PetroQuest Energy, Inc. (I)	382,220	4,364,952
Personal Products 2.38%		5,656,014

Inter Parfums, Inc.	245,700	5,656,014
Property & Casualty Insurance 4.52%		10,724,627

James River Group, Inc.	85,960	2,667,339

National Interstate Corp.	138,300	3,313,668

Philadelphia Consolidated Holding Corp. (I)	109,300	4,743,620
Publishing 1.41%		3,335,240

Courier Corp.	83,800	3,335,240
Railroads 1.48%		3,515,667

Genesee & Wyoming, Inc. (Class A) (I)	129,300	3,515,667
Regional Banks 12.00%		28,467,469

Boston Private Financial Holdings, Inc.	264,000	7,341,840

First Community Bancorp. (Class A)	134,700	7,389,642

Placer Sierra Bancshares	131,100	3,635,403

SVB Financial Group (I)	197,200	10,100,584
Semiconductors 1.92%		4,547,316

Silicon Image, Inc. (I)	519,100	4,547,316

See notes to financial statements

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11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Specialized Consumer Services 1.10%		$2,601,168

Flow International Corp. (I)	223,468	2,601,168
Specialty Chemicals 2.35%		5,587,678

Arch Chemicals, Inc.	184,900	5,587,678
Specialty Stores 2.44%		5,800,054

Tractor Supply Co. (I)(L)	112,100	5,800,054
Systems Software 2.18%		5,169,420

Secure Computing Corp. (I)	638,200	5,169,420
Trucking 1.96%		4,660,320

Pacer International, Inc.	182,400	4,660,320
Water Utilities 1.43%		3,385,041

Aqua America, Inc. (L)	153,100	3,385,041

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 17.22%			$40,865,743
(Cost $40,865,743)
Joint Repurchase Agreement 2.82%			6,701,000

Investment in a joint repurchase agreement transaction with Bank of America Corp. — Dated 4-30-07 due 5-1-07 (secured by U.S.
STRIPS due 5-15-21 and U.S. Treasury Inflation Indexed Notes
3.375% due 1-15-12, 10.875% due 4-15-10 and 3.000%
due 7-15-12).
Maturity value: $6,701,953	5.120%	$6,701	6,701,000

		Shares
Cash Equivalents 14.40%			34,164,743

John Hancock Cash Investment Trust (T)(W)		34,164,743	34,164,743

Total investments (Cost $240,636,666) 115.27%			$273,559,566

Other assets and liabilities, net (15.27%)			($36,232,444)

Total net assets 100.00%			$237,327,122

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Small Cap Fund

12

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $240,636,666) including $33,009,251
of securities loaned	$273,559,566
Cash	93
Receivable for investments sold	2,172,659
Receivable for shares sold	425,033
Dividends and interest receivable	24,713
Other assets	696
Total assets	276,182,760

Liabilities

Payable for investments purchased	1,158,130
Payable for shares repurchased	2,950,040
Payable upon return of securities loaned	34,164,743
Payable to affiliates
Management fees	366,824
Distribution and service fees	14,302
Other	141,066
Other payables and accrued expenses	60,533
Total liabilities	38,855,638

Net assets

Capital paid-in	202,398,475
Accumulated net realized gain on investments	3,284,934
Net unrealized appreciation of investments	32,922,900
Accumulated net investment loss	(1,279,187)
Net assets	$237,327,122

Net asset value per common share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($163,583,641 ÷ 12,529,441 shares)	$13.06
Class B ($10,148,992 ÷ 790,295 shares)	$12.84
Class C ($42,931,814 ÷ 3,342,771 shares)	$12.84
Class I ($20,662,675 ÷ 1,565,171 shares)	$13.20

Maximum offering price per share

Class A1 ($13.06 ÷ 95%)	$13.75

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Small Cap Fund

13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$432,282
Securities lending	283,784
Interest	171,603
Total investment income	887,669

Expenses

Investment management fees (Note 2)	1,139,277
Distribution and service fees (Note 2)	526,356
Class A, B and C transfer agent fees (Note 2)	354,560
Class I transfer agent fees (Note 2)	7,847
Accounting and legal services fees (Note 2)	16,263
Compliance fees	2,491
Blue sky fees	38,865
Custodian fees	28,042
Printing fees	24,564
Securities lending fees	11,434
Professional fees	10,844
Trustees’ fees	5,743
Miscellaneous	564
Total expenses	2,166,850
Net investment loss	(1,279,181)

Realized and unrealized gain

Net realized gain on investments	7,286,811
Change in net unrealized appreciation (depreciation) of investments	2,425,750
Net realized and unrealized gain	9,712,561
Increase in net assets from operations	$8,433,380

1 Semiannual period from 11-1-06 through 4-30-07.

See notes to financial statements

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14

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-06	4-30-07[1]
Increase (decrease) in net assets

From operations
Net investment loss	($2,449,649)	($1,279,181)
Net realized gain (loss)	(3,242,650)	7,286,811
Change in net unrealized appreciation (depreciation)	22,459,623	2,425,750
Increase in net assets resulting from operations	16,767,324	8,433,380
Distributions to shareholders
From net realized gain
Class A	(472,311)	—
Class B	(40,294)	—
Class C	(142,287)	—
Class I	(152,976)	—
	(807,868)	—
From Fund share transactions	60,516,796	(27,294,848)

Net assets

Beginning of period	179,712,338	256,188,590
End of period[2]	$256,188,590	$237,327,122

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

2 Includes accumulated net investment loss of $6 and $1,279,187, respectively.

See notes to financial statements

Small Cap Fund

15

F I N A N C I A L    S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-02[1]	10-31-03	10-31-04	10-31-05[2]	10-31-06	4-30-07[3]

Per share operating performance
Net asset value, beginning of period	$12.99	$8.22	$10.06	$11.44	$11.56	$12.63
Net investment loss[4]	(0.16)	(0.05)	(0.09)	(0.11)	(0.12)	(0.06)
Net realized and unrealized
gain on investments	0.36[5]	2.22	1.61	1.61	1.24	0.49
Total from investment operations	0.20	2.17	1.52	1.50	1.12	0.43
Less distributions
From net realized gain	(4.97)	(0.33)	(0.14)	(1.38)	(0.05)	—
Net asset value, end of period	$8.22	$10.06	$11.44	$11.56	$12.63	$13.06
Total return[6] (%)	(3.59)[7]	27.41[7]	15.25[7]	13.44[7]	9.71[7]	3.40[8]

Ratios and supplemental data
Net assets, end of period
(in millions)	$11	$16	$28	$105	$162	$164
Ratio of net expenses to average
net assets (%)	2.28	1.18	1.23	1.57	1.59	1.63[9]
Ratio of gross expenses to average
net assets (%)	2.69[10]	2.60[10]	2.23[10]	1.65[10]	1.60[10]	1.63[9]
Ratio of net investment loss
to average net assets (%)	(1.92)	(0.57)	(0.80)	(0.99)	(0.98)	(0.93)[9]
Portfolio turnover (%)	92	79	129	145	74	50[8]

See notes to financial statements

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16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-05[2,11]	10-31-06	4-30-07[3]

Per share operating performance

Net asset value, beginning of period	$11.21	$11.49	$12.47
Net investment loss[4]	(0.17)	(0.20)	(0.10)
Net realized and unrealized
gain on investments	0.45	1.23	0.47
Total from investment operations	0.28	1.03	0.37
Less distributions
From net realized gain	—	(0.05)	—
Net asset value, end of period	$11.49	$12.47	$12.84
Total return[6] (%)	2.50[7,8]	8.99[7]	2.97[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$9	$11	$10
Ratio of net expenses to average
net assets (%)	2.27[9]	2.29	2.33[9]
Ratio of gross expenses to average
net assets (%)	2.35[9,10]	2.30[10]	2.33[9]
Ratio of net investment loss
to average net assets (%)	(1.67)[9]	(1.67)	(1.63)[9]
Portfolio turnover (%)	145[8]	74	50[8]

See notes to financial statements

Small Cap Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-05[2,11]	10-31-06	4-30-07[3]

Per share operating performance

Net asset value, beginning of period	$11.21	$11.49	$12.47
Net investment loss[4]	(0.17)	(0.20)	(0.10)
Net realized and unrealized
gain on investments	0.45	1.23	0.47
Total from investment operations	0.28	1.03	0.37
Less distributions
From net realized gain	—	(0.05)	—
Net asset value, end of period	$11.49	$12.47	$12.84
Total return[6] (%)	2.50[7,8]	8.99[7]	2.97[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$31	$44	$43
Ratio of net expenses to average
net assets (%)	2.27[9]	2.29	2.33[9]
Ratio of gross expenses to average
net assets (%)	2.35[9,10]	2.30[10]	2.33[9]
Ratio of net investment loss
to average net assets (%)	(1.67)[9]	(1.68)	(1.63)[9]
Portfolio turnover (%)	145[8]	74	50[8]

See notes to financial statements

Small Cap Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-05[2,11]	10-31-06	4-30-07[3]
Per share operating performance

Net asset value, beginning of period	$11.21	$11.60	$12.73
Net investment loss[4]	(0.05)	(0.06)	(0.02)
Net realized and unrealized
gain on investments	0.44	1.24	0.49
Total from investment operations	0.39	1.18	0.47
Less distributions
From net realized gain	—	(0.05)	—
Net asset value, end of period	$11.60	$12.73	$13.20
Total return[6] (%)	3.48[7,8]	10.20	3.69[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$34	$40	$21
Ratio of net expenses to average
net assets (%)	1.10[9]	1.08	1.06[9]
Ratio of gross expenses to average
net assets (%)	1.18[9,10]	1.08	1.06[9]
Ratio of net investment loss
to average net assets (%)	(0.53)[9]	(0.47)	(0.37)[9]
Portfolio turnover (%)	145[8]	74	50[8]

1 On 6-24-02, the Advisors’ Inner Circle Fund Independence Small Cap Portfolio acquired the assets and liabilities of the UAM Independence Small Cap Portfolio, a series of the UAM Funds, Inc. The operations of the Advisers’ Inner Circle Fund Independence Small Cap Portfolio prior to the acquisition were those of the predecessor fund, the UAM Independence Small Cap Portfolio.

2 Effective 12-3-04, shareholders of the former Independence Small Cap Portfolio became owners of an equal number of full and fractional Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.

3 Semiannual period from 11-01-06 through 4-30-07. Unaudited.

4 Based on the average of the shares outstanding.

5 The per share amount does not accord with the aggregate net losses on investments because of the sales and repurchase of the Fund’s shares in relation to fluctuating market value of the investments in the Fund.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Annualized.

10 Does not take into consideration expense reductions during the periods shown.

11 Class B, Class C and Class I shares began operations on 12-6-04.

See notes to financial statements

Small Cap Fund

19

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock Small Cap Fund (the Fund) is a diversified series of John Hancock Equity Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Fund is the accounting and performance successor to Independence Small Cap Portfolio, a diversified open-end management investment company organized as a Massachusetts business trust. On December 3, 2004, the Fund acquired substantially all the assets and assumed the liabilities of the former Independence Small Cap Portfolio pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in John Hancock Cash Investment Trust, an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares are calculated daily at the class

Small Cap Fund

20

level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with The Bank of New York (“BNY”), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2007.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2007, the Fund loaned securities having a market value of $33,009,251 collateralized by cash in the amount of $34,164,743. The cash collateral was invested in John Hancock Cash Investment Trust. Securities lending expenses are paid by the Fund to the lending agent.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders.

Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $3,318,724 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2014.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the “Interpretation”), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of this Interpretation of the Fund and has not at this time quantified the impact, if any, resulting from adoption of the Interpretation on the Fund’s financial statements. The fund will implement this pronouncement no later than April 30, 2008.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

Small Cap Fund

21

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2006, the tax character of distributions paid was as follows: ordinary income $62,230 and long-term capital gain $745,638. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s average daily net asset value in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Independence Investments LLC, which — effective June 1, 2006 — became an affiliate of Convergent Capital Management LLC (Convergent) and changed its name from Independence Investment LLC. Convergent’s parent company is City National Corporation. Formerly, the Subadviser was a wholly owned indirect subsidiary of the John Hancock Life Insurance Company (JHLICO) and was named Independence Investment Associates, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Subadviser was a wholly owned indirect subsidiary of JHLICO and an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC). MFC sold the assets of the Subadviser to a subsidiary of City National Corp. The closing took place on May 31, 2006. The Board of Trustees has approved a new sub-advisory agreement with the successor to the Subadviser’s business and an interim subadvisory agreement pending shareholder approval.

The Adviser has agreed to limit the Fund’s expenses, excluding distribution, and service fees and transfer agent fees, to not exceed 1.05% of the Fund’s average daily net assets with respect to Class A, Class B and Class C shares and net operating expenses to 1.65%, 2.35%, 2.35% and 1.10% of the average daily net asset value of Class A, Class B, Class C and Class I shares, respectively, until February 29, 2008. There were no fee reductions during the period ended April 30, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreement described above for the period ended April 30, 2007 were as follows:

Small Cap Fund

22

Distribution and
Share class	service fees

Class A	$249,674
Class B	53,065
Class C	223,617
Total	$526,356

Class A shares are assessed up-front sales charges. During the period ended April 30, 2007, JH Funds received net up-front sales charges of $106,803 with regard to sales of Class A shares. Of this amount, $15,108 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $90,312 was paid as sales commissions to unrelated broker-dealers and $1,383 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, JHLICO is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2007, CDSCs received by JH Funds amounted to $16,218 for Class B shares and $6,598 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.30% of each class’s average daily net asset value, at least until February 29, 2008. There were no transfer agent fee reductions during the period ended April 30, 2007.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $16,263. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 89 Class A, 89 Class B, 89 Class C and 89 Class I shares of beneficial interest of the Fund on April 30, 2007.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as another asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Small Cap Fund

23

Note 3

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2006 and the period ended April 30, 2007, along with the corresponding dollar value.

	Year ended 10-31-06		Period ended 4-30-07[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	7,213,368	$90,180,663	2,081,662	$27,384,542
Distributions reinvested	36,036	433,506	—	—
Repurchased	(3,536,982)	(43,450,941)	(2,386,964)	(31,244,051)
Net increase (decrease)	3,712,422	$47,163,228	(305,302)	($3,859,509)

Class B shares
Sold	368,860	$4,601,372	92,576	$1,198,753
Distributions reinvested	3,184	38,048	—	—
Repurchased	(319,849)	(3,855,544)	(146,456)	(1,906,898)
Net increase (decrease)	52,195	$783,876	(53,880)	($708,145)

Class C shares
Sold	1,601,647	$19,839,715	392,267	$5,077,690
Distributions reinvested	11,360	135,754	—	—
Repurchased	(846,776)	(10,158,283)	(551,902)	(7,138,466)
Net increase (decrease)	766,231	$9,817,186	(159,635)	($2,060,776)

Class I shares
Sold	1,453,384	$17,845,858	437,431	$5,752,302
Distributions reinvested	12,549	151,472	—	—
Repurchased	(1,234,513)	(15,244,824)	(2,006,313)	(26,418,720)
Net increase (decrease)	231,420	$2,752,506	(1,568,882)	($20,666,418)

Net increase (decrease)	4,762,268	$60,516,796	(2,087,699)	($27,294,848)

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

Note 4

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2007, aggregated $122,477,193 and $150,395,792, respectively.

The cost of investments owned on April 30, 2007, including short-term investments, for federal income tax purposes, was $241,093,163. Gross unrealized appreciation and depreciation of investments aggregated $36,298,600 and $3,832,197, respectively, resulting in net unrealized appreciation of $32,466,403. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Small Cap Fund

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Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Small Cap Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Equity Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to review and consider the continuation of the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) for the John Hancock Small Cap Fund (the Fund). The Board also considered the continuation of an interim investment subadvisory agreement (the Subadvisory Agreement) with Independence Investment LLC (the Subadviser) and a proposed investment subadvisory agreement (the New Subadvisory Agreement) with a newly formed subsidiary of Convergent Capital Management (New Independence). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. The Board also considered factors and reached the conclusions described below relating to the selection of New Independence and the approval of the New Subadvisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals; and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

In evaluating the New Subadvisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information provided to the Independent Trustees, including: (i) the description of the transaction in which New Independence would be formed as a subsidiary of Convergent Capital Management (the Transaction), (ii) a description of Convergent Capital Management, (iii) the nature and quality of services rendered to the Fund, (iv) the subadvisory fee payable to New Independence by the Adviser, (v) the qualifications and background of New Independence, as well as the qualifications of its personnel, and (vi) possible conflicts of interest that may result from or be reflected in the terms of the Transaction.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

25

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Russell 2000 Growth Index. The Board noted that the Fund’s performance during the five-year period was appreciably higher than the performance of the Peer Group and Category medians, and its benchmark index. The Board also noted that, during the three-year period under review, the Fund’s performance was equal to or not appreciably lower than the Peer Group and Category medians, and its benchmark index. The Board noted that, during the one-year period under review, the Fund’s performance was higher than its benchmark index and lower than the Peer Group and Category medians.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Category. The Board also noted that the Fund’s Gross and Net Expense Ratios were equal to or not appreciably higher than the median of its Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory

26

Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

New subadvisory agreement with New Independence

In evaluating the New Subadvisory Agreement, the Board considered that the employees of the Subadviser would be offered employment with New Independence. The Board also considered the Subadviser’s belief that most of its employees, including the portfolio managers and analysts responsible for the Fund and the executives responsible for the management of the Subadviser, would become employees of

27

New Independence. The Board considered that no material changes in the investment process or resources were anticipated to occur as a result of the Transaction. The Board strongly considered that the subadvisory fees payable under the New Subadvisory Agreement would be borne by the Adviser and not the Fund, and that the proposed Transaction would not have any effect on the fees paid by the Fund to the Adviser or the consideration paid to New Independence by the Adviser. The Board also considered that subadvisory fees to be paid by the Adviser to New Independence were identical to the fees under the existing Subadvisory Agreement.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the New Subadvisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved, and voted to recommend to shareholders that the Fund adopt, the New Subadvisory Agreement.

1 The Board considered additional information about the New Subadvisory Agreement and New Independence at the March 2006 Board meetings. The New Subadvisory Agreement became effective August 4, 2006 after shareholder approval.

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For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†		One Wall Street
James F. Carlin	Gordon M. Shone	New York, NY 10286
William H. Cunningham	Treasurer
Charles L. Ladner*		Transfer agent
Dr. John A. Moore*	John G. Vrysen	John Hancock Signature
Patti McGill Peterson*	Chief Operations Officer
Steven R. Pruchansky		Services, Inc.
*Members of the Audit Committee	Investment adviser	One John Hancock Way,
†Non-Independent Trustee	John Hancock Advisers, LLC	Suite 1000
	601 Congress Street	Boston, MA 02217-1000
Officers	Boston, MA 02210-2805
Keith F. Hartstein		Legal counsel
President and	Subadviser	Kirkpatrick & Lockhart
Chief Executive Officer	Independence Investments	Preston Gates Ellis LLP
	LLC	One Lincoln Street
Thomas Kinzler	160 Federal Street	Boston, MA 02111-2950
Secretary and Chief Legal Officer	Boston, MA 02110

Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

JOHN HANCOCK FAMILY OF FUNDS

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifecycle 2010 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2015 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2020 Portfolio	Income Securities Trust
Lifecycle 2025 Portfolio	Investors Trust
Lifecycle 2030 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2035 Portfolio	Patriot Select Dividend Trust
Lifecycle 2040 Portfolio	Preferred Income Fund
Lifecycle 2045 Portfolio	Preferred Income II Fund
Lifecycle Retirement Portfolio	Preferred Income III Fund
Lifestyle Aggressive Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291 1-800-554-6713 TDD 1-800-338-8080 EASI-Line www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Fund.

820SA 4/07

6/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time. ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Proxy Voting Policies and Procedures are attached.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 29, 2007

By: /s/ Charles A. Rizzo ------------------------------------- Charles A. Rizzo Chief Financial Officer Date: June 29, 2007